Document and Entity Information	3 Months Ended
Sep. 21, 2010
Document Type	8-K
Amendment Flag	false
Document Period End Date	2010-09-21
Trading Symbol	CNX
Entity Registrant Name	CONSOL ENERGY INC.
Entity Central Index Key	0001070412

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data	3 Months Ended
	Mar. 31, 2010	Mar. 31, 2009
Sales-Outside	$ 1,169,514	$ 1,150,244
Sales-Purchased Gas	3,016	1,465
Sales-Gas Royalty Interests	14,339	12,632
Freight-Outside	31,200	30,916
Other Income	21,991	23,494
Total Revenue and Other Income	1,240,060	1,218,751
Cost of Goods Sold and Other Operating Charges (exclusive of depreciation, depletion and amortization shown below)	766,862	667,622
Purchased Gas Costs	2,308	1,530
Acquisition and Financing Fees	46,563
Gas Royalty Interests Costs	12,197	10,591
Freight Expense	31,200	30,916
Selling, General and Administrative Expenses	30,130	30,816
Depreciation, Depletion and Amortization	119,186	106,219
Interest Expense	8,145	8,512
Taxes Other Than Income	81,301	77,839
Total Costs	1,097,892	934,045
Earnings Before Income Taxes	142,168	284,706
Income Taxes	34,286	79,735
Net Income	107,882	204,971
Less: Net Income Attributable to Noncontrolling Interest	(7,613)	(9,152)
Net Income Attributable to CONSOL Energy Inc. Shareholders	$ 100,269	$ 195,819
Earnings Per Share:
Basic	$ 0.55	$ 1.08
Dilutive	$ 0.54	$ 1.08
Weighted Average Number of Common Shares Outstanding:
Basic	181,726,480	180,576,479
Dilutive	184,348,982	182,150,090
Dividends Paid Per Share	$ 0.1	$ 0.1

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	Mar. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and Cash Equivalents	$ 1,879,007	$ 65,607
Accounts and Notes Receivable:
Trade	473,356	317,460
Other Receivables	13,141	15,983
Accounts Receivable-Securitized	50,000	50,000
Inventories	327,443	307,597
Deferred Income Taxes	63,900	73,383
Prepaid Expenses	185,901	161,006
Total Current Assets	2,992,748	991,036
Property, Plant and Equipment:
Property, Plant and Equipment	10,744,244	10,681,955
Less-Accumulated Depreciation, Depletion and Amortization	4,535,190	4,557,665
Total Property, Plant and Equipment-Net	6,209,054	6,124,290
Other Assets:
Deferred Income Taxes	408,361	425,297
Investment in Affiliates	87,856	83,533
Other	176,545	151,245
Total Other Assets	672,762	660,075
TOTAL ASSETS	9,874,564	7,775,401
Current Liabilities:
Accounts Payable	305,310	269,560
Short-Term Notes Payable	566,150	472,850
Borrowings Under Securitization Facility	50,000	50,000
Current Portion of Long-Term Debt	45,690	45,394
Accrued Income Taxes	42,082	27,944
Other Accrued Liabilities	609,525	612,838
Total Current Liabilities	1,618,757	1,478,586
Long-Term Debt:
Long-Term Debt	362,248	363,729
Capital Lease Obligations	58,340	59,179
Total Long-Term Debt	420,588	422,908
Deferred Credits and Other Liabilities:
Postretirement Benefits Other Than Pensions	2,684,827	2,679,346
Pneumoconiosis Benefits	186,310	184,965
Mine Closing	388,597	397,320
Gas Well Closing	81,180	85,992
Workers' Compensation	154,613	152,486
Salary Retirement	176,953	189,697
Reclamation	46,063	27,105
Other	129,772	132,517
Total Deferred Credits and Other Liabilities	3,848,315	3,849,428
TOTAL LIABILITIES	5,887,660	5,750,922
Stockholders' Equity:
Common Stock, $.01 Par Value; 500,000,000 Shares Authorized, 227,289,426 Issued and 225,664,677 Outstanding at March 31, 2010; 183,014,426 Issued and 181,086,267 Outstanding at December 31, 2009	2,273	1,830
Capital in Excess of Par Value	2,874,894	1,033,616
Preferred Stock, 15,000,000 authorized, None issued and outstanding
Retained Earnings	1,525,007	1,456,898
Accumulated Other Comprehensive Loss	(609,537)	(640,504)
Common Stock in Treasury, at Cost-1,624,749 Shares at March 31, 2010 and 1,928,159 Shares at December 31, 2009	(58,055)	(66,292)
Total CONSOL Energy Inc. Stockholders' Equity	3,734,582	1,785,548
Noncontrolling Interest	252,322	238,931
TOTAL EQUITY	3,986,904	2,024,479
TOTAL LIABILITIES AND EQUITY	$ 9,874,564	$ 7,775,401

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2010	Dec. 31, 2009
Common Stock, Par Value	$ 0.01	$ 0.01
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Issued	227,289,426	183,014,426
Common Stock, Outstanding	225,664,677	181,086,267
Preferred Stock, authorized	15,000,000	15,000,000
Preferred Stock, issued	0	0
Preferred Stock, outstanding	0	0
Common Stock in Treasury, Shares	1,624,749	1,928,159

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands	Common Stock	Capital in Excess of Par Value	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Common Stock in Treasury	Total CONSOL Energy Inc. Stockholders' Equity	Non- Controlling Interest	Total
Beginning Balance at Dec. 31, 2009	$ 1,830	$ 1,033,616	$ 1,456,898	$ (640,504)	$ (66,292)	$ 1,785,548	$ 238,931	$ 2,024,479
Net Income			100,269			100,269	7,613	107,882
Treasury Rate Lock (Net of $12 Tax)				(23)		(23)		(23)
Gas Cash Flow Hedge (Net of $20,218 Tax)				26,199		26,199	5,252	31,451
Actuarially Determined Long-Term Liability Adjustments (Net of $2,987 Tax)				4,791		4,791	2	4,793
Comprehensive Income (Loss)			100,269	30,967		131,236	12,867	144,103
Issuance of Treasury Stock			(14,044)		8,237	(5,807)		(5,807)
Issuance of CONSOL Energy Stock	443	1,828,419				1,828,862		1,828,862
Issuance of CNX Gas Stock							139	139
Tax Benefit From Stock-Based Compensation		2,962				2,962		2,962
Amortization of Stock-Based Compensation Awards		8,626				8,626	1,323	9,949
Stock-Based Compensation Awards to CNX Gas Employees		1,271				1,271	(1,059)	212
Net Change in Crown Drilling Noncontrolling Interest							121	121
Dividends ( $0.10 per share)			(18,116)			(18,116)		(18,116)
Ending Balance at Mar. 31, 2010	$ 2,273	$ 2,874,894	$ 1,525,007	$ (609,537)	$ (58,055)	$ 3,734,582	$ 252,322	$ 3,986,904

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, except Per Share data	3 Months Ended
Mar. 31, 2010
Treasury Rate Lock, Tax	$ 12
Gas Cash Flow Hedge, Tax	20,218
Actuarially Determined Long-Term Liability Adjustments, Tax	$ 2,987
Dividends, per share	$ 0.1

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	3 Months Ended
	Mar. 31, 2010	Mar. 31, 2009
Cash Flows from Operating Activities:
Net Income	$ 107,882	$ 204,971
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Depreciation, Depletion and Amortization	119,186	106,219
Stock-Based Compensation	9,949	9,906
Loss (Gain) on Sale of Assets	1,439	(1,871)
Amortization of Mineral Leases	2,190	1,671
Deferred Income Taxes	3,225	16,452
Equity in Earnings of Affiliates	(3,873)	(3,361)
Changes in Operating Assets:
Accounts and Notes Receivable	(152,796)	(30,459)
Inventories	(22,501)	(49,866)
Prepaid Expenses	782	2,320
Changes in Other Assets	8,788	5,327
Changes in Operating Liabilities:
Accounts Payable	45,225	(43,690)
Other Operating Liabilities	24,092	26,250
Changes in Other Liabilities	14,527	2,938
Other	15,995	2,973
Net Cash Provided by Operating Activities	174,110	249,780
Cash Flows from Investing Activities:
Capital Expenditures	(265,344)	(299,560)
Proceeds from Sale of Assets	152	43,827
Net Investment in Equity Affiliates	(450)	720
Net Cash Used in Investing Activities	(265,642)	(255,013)
Cash Flows from Financing Activities:
Proceeds from (Payments on) Short-Term Debt	93,300	(37,300)
Payments on Miscellaneous Borrowings	(3,487)	(6,425)
Tax Benefit from Stock-Based Compensation	3,138	140
Dividends Paid	(18,116)	(18,060)
Proceeds from Issuance of Common Stock	1,828,862
Issuance of Treasury Stock	1,235	121
Noncontrolling Interest Member Distribution		(200)
Net Cash Provided By (Used In) Financing Activities	1,904,932	(61,724)
Net Increase (Decrease) in Cash and Cash Equivalents	1,813,400	(66,957)
Cash and Cash Equivalents at Beginning of Period	65,607	138,512
Cash and Cash Equivalents at End of Period	$ 1,879,007	$ 71,555

BASIS OF PRESENTATION:	3 Months Ended
Mar. 31, 2010
BASIS OF PRESENTATION:

NOTE 1—BASIS OF PRESENTATION:

The accompanying unaudited consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three months ended March 31, 2010 are not necessarily indicative of the results that may be expected for future periods.

The balance sheet at December 31, 2009 has been derived from the audited consolidated financial statements at that date but does not include all the notes required by generally accepted accounting principles for complete financial statements. For further information, refer to the consolidated financial statements and related notes for the year ended December 31, 2009 included in CONSOL Energy’s Form 10-K.

As required by the Transfers and Servicing Topic of the Financial Accounting Standards Board (FASB) Accounting Standards Codification, effective January 1, 2010, CONSOL Energy modified the reporting of the Accounts Receivable securitization facility transactions in the Consolidated Financial Statements. The modification includes reporting the pledge of collateral as Accounts Receivable – Securitized and the borrowings are now classified as debt in Borrowings under Securitization Facility. Additionally, similar reclassifications of prior period data have been made to conform to the three months ended March 31, 2010 classifications required by the Transfers and Servicing Topic of the FASB Accounting Standards Codification.

On March 31, 2010, CONSOL Energy issued 44,275,000 shares of common stock, which generated net proceeds of  $1,828,862 to fund, in part, the acquisition of the Appalachian oil and gas exploration and production business of Dominion Resources, Inc. (Dominion Acquisition). The acquisition transaction closed on April 30, 2010. For additional details see “Note 17—Subsequent Events” for additional details.

Basic earnings per share are computed by dividing net income by the weighted average shares outstanding during the reporting period. Dilutive earnings per share are computed similarly to basic earnings per share except that the weighted average shares outstanding are increased to include additional shares from the effect of potential dilutive common shares outstanding during the period. The number of additional shares is calculated by assuming that restricted stock units and performance share units were converted, and outstanding stock options were exercised and that the proceeds from such activity were used to acquire shares of common stock at the average market price during the reporting period. The table below sets forth the outstanding options, unvested restricted stock units, and unvested performance stock units that have been excluded from the computation of the diluted earnings per share because their effect would be anti-dilutive:

	For the Three Months Ended March 31,
	2010	2009
Anti-Dilutive Options	821,212	2,404,604
Anti-Dilutive Restricted Stock Units	—	284
Anti-Dilutive Performance Stock Units	6,225	106,540

	827,437	2,511,428

Options exercised during the three months ended March 31, 2010 and 2009 were 59,980 shares and 18,674 shares, respectively. The weighted average exercise price per share of the options exercised during the three months ended March 31, 2010 and 2009 was  $20.60 and  $8.12, respectively. Additionally, during the three months ended March 31, 2010, and 2009, respectively, 345,722 and 56,004 fully vested restricted stock awards were released.

The computations for basic and dilutive earnings per share from continuing operations are as follows:

	Three Months Ended March 31,
	2010	2009
Net income attributable to CONSOL Energy Inc. shareholders	$100,269	$195,819

Average shares of common stock outstanding:
Basic	181,726,480	180,576,479
Effect of stock-based compensation awards	2,622,502	1,573,611

Dilutive	184,348,982	182,150,090

Earnings per share:
Basic	$0.55	$1.08

Dilutive	$0.54	$1.08

ACQUISITIONS AND DISPOSITIONS:	3 Months Ended
Mar. 31, 2010
ACQUISITIONS AND DISPOSITIONS:

NOTE 2—ACQUISITIONS AND DISPOSITIONS:

In March 2010, CONSOL Energy completed the sale of Jones Fork Mining Complex as part of a litigation settlement with Kentucky Fuel Corporation. No cash proceeds were received and  $11,585 of litigation settlement expense was recorded in Cost of Goods Sold and Other Operating Charges. The loss recorded was net of  $8,700 related to the fair value of estimated amounts to be collected related to an override royalty on future mineable and merchantable coal extracted and sold from the property.

COMPONENTS OF PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS NET PERIODIC BENEFIT COSTS:	3 Months Ended
Mar. 31, 2010
COMPONENTS OF PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS NET PERIODIC BENEFIT COSTS:

NOTE 3—COMPONENTS OF PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS NET PERIODIC BENEFIT COSTS:

Components of net periodic costs for the three months ended March 31 are as follows:

	Pension Benefits		Other Benefits
	Three Months Ended March 31,		Three Months Ended March 31,
	2010	2009	2010	2009
Service cost	$3,477	$2,867	$3,732	$3,378
Interest cost	9,228	8,659	40,492	39,735
Expected return on plan assets	(9,318)	(9,070)	—	—
Amortization of prior service (credits)	(184)	(277)	(11,603)	(11,604)
Recognized net actuarial loss	7,865	5,440	17,398	14,970

Net periodic benefit cost	$11,068	$7,619	$50,019	$46,479

For the three months ended March 31, 2010,  $15,928 in contributions were paid to the pension trust and various pension benefits from operating cash flows. Currently, depending on asset values and asset returns held in the trust, we expect to contribute  $63,600 to our pension trust in 2010.

CONSOL Energy does not expect to contribute to the other postemployment benefit plan in 2010. We intend to pay benefit claims as they become due. For the three months ended March 31, 2010,  $36,019 of other post-employment benefits have been paid.

COMPONENTS OF COAL WORKERS' PNEUMOCONIOSIS (CWP) AND WORKERS' COMPENSATION NET PERIODIC BENEFIT COSTS:	3 Months Ended
Mar. 31, 2010
COMPONENTS OF COAL WORKERS' PNEUMOCONIOSIS (CWP) AND WORKERS' COMPENSATION NET PERIODIC BENEFIT COSTS:

NOTE 4—COMPONENTS OF COAL WORKERS’ PNEUMOCONIOSIS (CWP) AND WORKERS’ COMPENSATION NET PERIODIC BENEFIT COSTS:

Components of net periodic costs for the three months ended March 31 are as follows:

	CWP		Workers’ Compensation
	Three Months Ended March 31,		Three Months Ended March 31,
	2010	2009	2010	2009
Service cost	$1,946	$1,769	$6,754	$7,099
Interest cost	2,747	3,014	2,289	2,191
Amortization of actuarial gain	(4,981)	(5,080)	(768)	(1,050)
State administrative fees and insurance bond premiums	—	—	2,419	1,759
Legal and administrative costs	750	675	784	850

Net periodic cost	$462	$378	$11,478	$10,849

CONSOL Energy does not expect to contribute to the CWP plan in 2010. We intend to pay benefit claims as they become due. For the three months ended March 31, 2010,  $3,412 of CWP benefit claims have been paid.

CONSOL Energy does not expect to contribute to the workers’ compensation plan in 2010. We intend to pay benefit claims as they become due. For the three months ended March 31, 2010,  $9,896 of workers’ compensation benefits, state administrative fees and surety bond premiums have been paid.

INCOME TAXES:	3 Months Ended
Mar. 31, 2010
INCOME TAXES:

NOTE 5—INCOME TAXES:

The following is a reconciliation, stated in dollars and as a percentage of pretax income, of the U.S. statutory federal income tax rate to CONSOL Energy’s effective tax rate:

	For the Three Months Ended March 31,
	2010		2009
	Amount	Percent	Amount	Percent
Statutory U.S. federal income tax rate	$49,759	35.0%	$99,647	35.0%
Excess tax depletion	(15,169)	(10.7)	(27,816)	(9.8)
Effect of Domestic Production Activities Deduction	(2,502)	(1.8)	(4,328)	(1.5)
Net effect of state income taxes	5,616	4.0	10,904	3.8
Other	(3,418)	(2.4)	1,328	0.5

Income Tax Expense / Effective Rate	$34,286	24.1%	$79,735	28.0%

The effective rate for the three months ended March 31, 2010 and 2009 was calculated using the annual effective rate projection on recurring earnings and includes tax liabilities related to certain discrete transactions, such as the Canadian tax settlement described below.

CONSOL Energy was advised by the Canadian Revenue Agency and variance provinces that its appeal of tax deficiencies paid as a result of the Agency’s audit of the Canadian tax returns filed for years 1997 through 2003 had been successfully resolved. As a result of the audit settlement, the Company reflected  $3,450 as a discrete reduction to income tax expense in the three months ended March 31, 2010. Accordingly, a discrete federal income tax expense of  $1,457 was also recognized related to this transaction.

The total amounts of unrecognized tax benefits at March 31, 2010 and 2009 were  $56,916 and  $60,691, respectively. If these unrecognized tax benefits were recognized, approximately  $15,502 and  $14,657, respectively, would affect CONSOL Energy’s effective tax rate. There were no additions to the liability for unrecognized tax benefits during the three months ended March 31, 2010 and 2009.

CONSOL Energy and its subsidiaries file income tax returns in the U.S. federal, various states and Canadian tax jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2005.

CONSOL Energy recognizes interest accrued related to unrecognized tax benefits in its interest expense. As of March 31, 2010 and 2009, the Company reported an accrued interest liability relating to uncertain tax positions of  $9,129 and  $9,724, respectively. The accrued interest liability includes  $791 and  $627 of interest expense that is reflected in the Company’s Consolidated Statements of Income for the three months ended March 31, 2010 and 2009, respectively.

CONSOL Energy recognizes penalties accrued related to unrecognized tax benefits in its income tax expense. As of March 31, 2010 and 2009, CONSOL Energy had no accrued liability for tax penalties.

INVENTORIES:	3 Months Ended
Mar. 31, 2010
INVENTORIES:

NOTE 6—INVENTORIES:

Inventory components consist of the following:

	March 31, 2010	December 31, 2009
Coal	$193,419	$173,719
Merchandise for resale	43,076	44,842
Supplies	90,948	89,036

Total Inventories	$327,443	$307,597

Merchandise for resale is valued using the last-in, first-out (LIFO) cost method. The excess of replacement cost of merchandise for resale inventories over carrying LIFO value was  $15,808 and  $13,696 at March 31, 2010 and December 31, 2009, respectively.

ACCOUNTS RECEIVABLE SECURITIZATION:	3 Months Ended
Mar. 31, 2010
ACCOUNTS RECEIVABLE SECURITIZATION:

NOTE 7—ACCOUNTS RECEIVABLE SECURITIZATION:

CONSOL Energy and certain of our U.S. subsidiaries are party to a trade accounts receivable facility with financial institutions for the sale on a continuous basis of eligible trade accounts receivable. The facility allows CONSOL Energy to receive, on a revolving basis, up to  $165,000. The facility also allows for the issuance of letters of credit against the  $165,000 capacity. At March 31, 2010, there were no letters of credit outstanding against the facility.

CNX Funding Corporation, a wholly owned, special purpose, bankruptcy-remote subsidiary, buys and sells eligible trade receivables generated by certain subsidiaries of CONSOL Energy. Under the receivables facility, CONSOL Energy and certain subsidiaries, irrevocably and without recourse, sell all of their eligible trade accounts receivable to CNX Funding Corporation, who in turn sells these receivables to financial institutions and their affiliates, while maintaining a subordinated interest in a portion of the pool of trade receivables. This retained interest, which is included in Accounts and Notes Receivable Trade in the Consolidated Balance Sheets, is recorded at fair value. Due to a short average collection cycle for such receivables, our collection experience history and the composition of the designated pool of trade accounts receivable that are part of this program, the fair value of our retained interest approximates the total amount of the designated pool of accounts receivable. CONSOL Energy will continue to service the sold trade receivables for the financial institutions for a fee based upon market rates for similar services.

Effective January 1, 2010, CONSOL Energy modified the reporting of the Accounts Receivable securitization facility transactions in the Consolidated Financial Statements. The modification includes reporting the pledge of collateral as Accounts Receivable—Securitized and the borrowings are now classified as debt in Borrowings under Securitization Facility. Additionally, similar reclassifications of prior period data have been made to conform to the three months ended March 31, 2010 classifications required by the Transfers and Servicing Topic of the FASB Accounting Standards Codification.

The cost of funds under this facility is based upon commercial paper rates, plus a charge for administrative services paid to the financial institutions. Costs associated with the receivables facility totaled  $452 and  $935 for three months ended March 31, 2010 and 2009, respectively. These costs have been recorded as financing fees which are included in Cost of Goods Sold and Other Operating Charges in the Consolidated Statements of Income. No servicing asset or liability has been recorded. The receivables facility expires in April 2012 with the underlying liquidity agreement renewing annually each April.

At March 31, 2010 and December 31, 2009, eligible accounts receivable totaled  $165,000 and  $151,000, with a subordinated retained interest of approximated  $115,000 and  $101,000, respectively. Accounts Receivable—Securitized and Borrowings under Securitization Facility of  $50,000 were recorded on the Consolidated Balance Sheet for the periods ending March 31, 2010 and December 31, 2009. In accordance with the facility agreement, the company is able to receive proceeds based upon the eligible accounts receivable at the previous month end. There was no change in the facility usage in the three months ended March 31, 2010 and 2009.

PROPERTY, PLANT AND EQUIPMENT:	3 Months Ended
Mar. 31, 2010
PROPERTY, PLANT AND EQUIPMENT:

NOTE 8—PROPERTY, PLANT AND EQUIPMENT:

The components of property, plant and equipment are as follows:

	March 31, 2010	December 31, 2009
Coal & other plant and equipment	$4,857,502	$4,874,880
Gas properties and related development	1,704,818	1,649,476
Coal properties and surface lands	1,276,241	1,284,795
Gas gathering equipment	819,660	804,212
Airshafts	621,476	622,068
Mine development	589,390	573,037
Leased coal lands	503,477	504,475
Coal advance mining royalties	369,128	366,312
Gas advance royalties	2,552	2,700

Total property, plant and equipment	10,744,244	10,681,955
Less Accumulated depreciation, depletion and amortization	4,535,190	4,557,665

Total Net Property, Plant and Equipment	$6,209,054	$6,124,290

SHORT-TERM NOTES PAYABLE:	3 Months Ended
Mar. 31, 2010
SHORT-TERM NOTES PAYABLE:

NOTE 9—SHORT-TERM NOTES PAYABLE:

CONSOL Energy has a five-year  $1,000,000 senior secured credit facility, which extends through June 2012. The facility is secured by substantially all of the assets of CONSOL Energy and certain of its subsidiaries and collateral is shared equally and ratably with the holders of CONSOL Energy Inc. 7.875% bonds maturing in 2012. Fees and interest rate spreads are based on a ratio of financial covenant debt to twelve-month trailing earnings before interest, taxes, depreciation, depletion and amortization (EBITDA), measured quarterly. The facility includes a minimum interest coverage ratio covenant of no less than 4.50 to 1.00, measured quarterly. The interest coverage ratio was 22.68 to 1.00 at March 31, 2010. The facility also includes a maximum leverage ratio covenant of not more than 3.25 to 1.00, measured quarterly. The leverage ratio was less than zero at March 31, 2010. Affirmative and negative covenants in the facility limit our ability to dispose of assets, make investments, purchase or redeem CONSOL Energy common stock, pay dividends and merge with another corporation. At March 31, 2010, the  $1,000,000 facility had  $517,000 of borrowings outstanding and  $262,323 of letters of credit outstanding, leaving  $220,677 of capacity available for borrowings and the issuance of letters of credit. The facility bore a weighted average interest rate of 0.87% as of March 31, 2010.

CONSOL Energy amended the facility in March 2010 to allow for the Dominion Acquisition. The amendment also allowed CONSOL Energy to issue  $1,500,000 of 8% senior unsecured notes due in 2017 and  $1,250,000 of 8.25% senior unsecured notes due in 2020 to finance a portion of the Dominion Acquisition. See Note 17—Subsequent Events for further information.

CNX Gas has a five-year  $200,000 unsecured credit agreement which extends through October 2010. The agreement contains a negative pledge provision, whereby CNX Gas assets cannot be used to secure other obligations. Fees and interest rate spreads are based on the percentage of facility utilization, measured quarterly. Covenants in the facility limit CNX Gas’ ability to dispose of assets, make investments, purchase or redeem CNX Gas stock, pay dividends and merge with another corporation. The facility includes a maximum leverage ratio covenant of not more than 3.00 to 1.00, measured quarterly. The leverage ratio was 0.35 to 1.00 at March 31, 2010. The facility also includes a minimum interest coverage ratio covenant of no less than 3.00 to 1.00, measured quarterly. This ratio was 67.05 to 1.00 at March 31, 2010. At March 31, 2010, the CNX Gas credit agreement had  $49,150 of borrowings outstanding and  $14,913 of letters of credit outstanding, leaving  $135,937 of capacity available for borrowings and the issuance of letters of credit. The facility bore a weighted average interest rate of 1.41% as of March 31, 2010.

COMMITMENTS AND CONTINGENCIES:	3 Months Ended
Mar. 31, 2010
COMMITMENTS AND CONTINGENCIES:

NOTE 10—COMMITMENTS AND CONTINGENCIES:

CONSOL Energy and its subsidiaries are subject to various lawsuits and claims with respect to such matters as personal injury, wrongful death, damage to property, exposure to hazardous substances, governmental regulations including environmental remediation, employment and contract disputes and other claims and actions arising out of the normal course of business. Our current estimates related to these pending claims, individually and in the aggregate, are immaterial to the financial position, results of operations or cash flows of CONSOL Energy. However, it is reasonably possible that the ultimate liabilities in the future with respect to these lawsuits and claims may be material to the financial position, results of operations or cash flows of CONSOL Energy.

In 2008, the Pennsylvania Department of Conservation and Natural Resources (Commonwealth) filed a six-count Complaint in the Court of Common Pleas of Allegheny County, Pennsylvania, claiming that the Company’s underground longwall mining activities caused cracks and seepage damage to the Ryerson Park Dam, thereby eliminating the Ryerson Park Lake. The Commonwealth claimed that the Company is liable for dam reconstruction costs, lake restoration costs and natural resources damages totaling  $58,000. The Court stayed the proceedings in the state court, holding that the Commonwealth should pursue administrative agency review of the claim. Furthermore, the Court found that the Commonwealth could not recover natural resources damages under applicable law. The Commonwealth then filed a subsidence-damage claim with the Pennsylvania Department of Environmental Protection (“DEP”) and DEP reviewed the issue of whether the dam was damaged by subsidence. On February 16, 2010, DEP issued its interim report, concluding that the alleged damage was subsidence related. The Commonwealth and the Company now move into the next phase of the DEP proceeding, which is the damage phase, in which DEP will determine what amount and in what form the compensatory relief should be provided. Following completion of the next procedural phase before the DEP, either party can appeal the result to the Pennsylvania Environmental Hearing Board (“PEHB”), which will consider the case de novo, meaning without regard to the DEP’s decision, as to any finding of causation of damage and/or the amount of damages. Thereafter, either party may appeal the decision of the PEHB to the Pennsylvania Commonwealth Court, and then, as may be allowed, to the Pennsylvania Supreme Court. As to the underlying claim, the Company believes it is not responsible for the damage to the dam and that numerous grounds exist upon which to attack the propriety of the claims. The Company intends to vigorously defend the case. However, it is reasonably possible that if damages were awarded to the Commonwealth, the result may be material to the financial position, results of operations, or cash flows of CONSOL Energy.

One of our subsidiaries, Fairmont Supply Company (Fairmont), which distributes industrial supplies, currently is named as a defendant in approximately 22,500 asbestos claims in state courts in Pennsylvania, Ohio, West Virginia, Maryland, Mississippi, New Jersey and Illinois. Because a very small percentage of products manufactured by third parties and supplied by Fairmont in the past may have contained asbestos and many of the pending claims are part of mass complaints filed by hundreds of plaintiffs against a hundred or more defendants, it has been difficult for Fairmont to determine how many of the cases actually involve valid claims or plaintiffs who were actually exposed to asbestos-containing products supplied by Fairmont. In addition, while Fairmont may be entitled to indemnity or contribution in certain jurisdictions from manufacturers of identified products, the availability of such indemnity or contribution is unclear at this time, and in recent years, some of the manufacturers named as defendants in these actions have sought protection from these claims under bankruptcy laws. Fairmont has no insurance coverage with respect to these asbestos cases. Past payments by Fairmont with respect to asbestos cases have not been material. Our current estimates related to these asbestos claims, individually and in the aggregate, are immaterial to the financial position, results of operations and cash flows of CONSOL Energy. However, it is reasonably possible that payments in the future with respect to pending or future asbestos cases may be material to the financial position, results of operations or cash flows of CONSOL Energy.

CONSOL Energy was notified in November 2004 by the United States Environmental Protection Agency (EPA) that it is a potentially responsible party (PRP) under Superfund legislation with respect to the Ward Transformer site in Wake County, North Carolina. At that time, the EPA also identified 38 other PRPs for the Ward Transformer site. The EPA, CONSOL Energy and two other PRPs entered into an administrative Settlement Agreement and Order of Consent, requiring those PRPs to undertake and complete a PCB soil removal action, at and in the vicinity of the Ward Transformer property. Another party joined the participating PRPs and reduced CONSOL Energy’s interim allocation share from 46% to 32%. In June 2008, while conducting the PCB soil excavation on the Ward property, it was determined that PCBs have migrated onto adjacent properties.

The current estimated cost of remedial action for the area CONSOL Energy was originally named a PRP, including payment of the EPA’s past and future cost, is approximately  $55,000. The current estimated cost of the most likely remediation plan for one of the additional areas discovered is approximately  $10,000. Also, in September 2008, the EPA notified CONSOL Energy and 60 other PRPs that there were additional areas of potential contamination allegedly related to the Ward Transformer Site. Current estimates of the cost or potential range of cost for this area are not yet available. There was no expense recognized in the three months ended March 31, 2010 related to this matter. There was  $2,336 of expense recognized in cost of goods sold for the three months ended March 31, 2009. CONSOL Energy funded  $1,209 and  $2,000 in the three months ended March 31, 2010 and 2009, respectively, to an independent trust established for this remediation. The remaining liability at March 31, 2010 of  $4,707 is reflected in Other Accrued Liabilities.

As of April 30, 2009, CONSOL Energy and the other participating PRPs had asserted CERCLA cost recovery and contribution claims against approximately 225 nonparticipating PRPs to recover a share of the costs incurred and to be incurred to conduct the removal actions at the Ward Site. CONSOL Energy’s portion of probable recoveries from settled claims is estimated to be  $3,571. Accordingly, an asset has been included in Other Assets for these claims. We cannot predict the ultimate outcome of this Superfund site; however, it is reasonably possible that payments in the future with respect to this lawsuit may be material to the financial position, results of operations or cash flows of CONSOL Energy.

As part of conducting mining activities at the Buchanan Mine, our subsidiary, Consolidation Coal Company (“CCC”), has to remove water from the mine. Several actions have arisen with respect to the removal of naturally accumulating and pumped water from the Buchanan Mine:

Yukon Pocahontas Coal Company, Buchanan Coal Company and Sayers-Pocahontas Coal Company (“Yukon”) filed an action on March 22, 2004 against CCC which is presently pending in the Circuit Court of Buchanan County, Virginia (the “Yukon Action”). The action is related to CCC’s depositing of untreated water from its Buchanan Mine into the void spaces of nearby mines of one of our other subsidiaries, Island Creek Coal Company (“ICCC”). The plaintiffs are seeking to stop CCC from depositing any additional water in these areas, to require CCC to remove the water that is stored there along with any remaining impurities, to recover over  $3,252,000 for alleged damages to the coal and gas estates and punitive damages in the amount of  $350. Plaintiffs have also asserted damage claims of  $150,000 against CONSOL Energy, CNX Gas Company, LLC and ICCC. On March 3, 2010, the trial court delivered an opinion granting partial summary judgment in favor of Yukon, holding that CCC had no legal right to dump or store water from its Buchanan mine into other mines where Yukon has coal and gas interests. The decision did not address any damages suffered by plaintiffs. CONSOL Energy believes that this decision is flawed in numerous respects and CCC has and continues to have the right to deposit mine water from Buchanan Mine into void spaces at nearby mines. CCC has filed a motion for reconsideration, and intends to try the case on the issue of damages, and, if appropriate and allowed, appeal the court’s decision on the plaintiffs’ motion for partial summary judgment to the Virginia Supreme Court. Trial is scheduled for June 1, 2010. The Yukon group has recently filed a demand for arbitration (the “2008 Arbitration”) against ICCC which makes similar claims relating to breach of the lease for water deposits and lost coal claims.

CCC obtained a revision to its environmental permit to deposit water from its Buchanan Mine into void spaces of VP3, and to permit the discharge of water into the nearby Levisa River under controlled conditions. Plaintiffs in the Yukon Action along with the Town of Grundy, Virginia, Buchanan County Board of Supervisors, and others have appealed the revision.

We believe that CCC has and continues to have the right to deposit mine water from Buchanan Mine into void spaces at nearby mines. We also believe CCC was properly issued environmental permits to deposit water from the Buchanan Mine into VP3 and to discharge water into the Levisa River. CCC and the other named CONSOL Energy defendants in the Yukon Action deny all liability and intend to vigorously defend the action filed against them in connection with the removal and deposit of water from the Buchanan Mine, as well as environmental permits issued to CCC. If a temporary or permanent injunction were to be issued against CCC, if the environmental permits were temporarily suspended or revoked, or if damages were awarded to plaintiffs, the result may be material to the financial position, results of operations or cash flows of CONSOL Energy.

In 2006, CONSOL Energy and CCC were served with a summons in the name of the Commonwealth of Virginia with the Circuit Court of Buchanan County, Virginia regarding a special grand jury presentment in response to citizens’ complaints that noise resulting from the ventilation fan at the Buchanan Mine constitutes a public nuisance. CONSOL Energy and CCC deny that the operation of the ventilation fan is a public nuisance and intend to vigorously defend this proceeding. However, if the operation of the ventilation fan is ordered to be stopped, the result may be material to the financial position, results of operations or cash flows of CONSOL Energy.

In 2007 Bluestone Coal Corporation filed a lawsuit against the Company and its subsidiary, CNX Land Resources, in the United States District Court for the Southern District of West Virginia. The suit alleged that the Company breached a contract that allegedly provides Bluestone with an option to lease coal reserves within a seven-and-one-half mile radius of Bishop, WV and sought damages of  $1,200,000. The writing relied upon only refers to a right of first refusal, rather than an option. The lawsuit has been settled. The terms of the settlement are confidential, but include CONSOL Energy granting to Bluestone the option to acquire certain mining assets and reserves. In the three months ended March 31, 2010, Bluestone exercised one of its options to acquire the Jones Fork operation in Kentucky, which resulted in a pre-tax loss of  $11,585. The remaining settlement terms did not materially impact the financial position, results of operations or cash flows of CONSOL Energy.

South Carolina Electric & Gas Company (“SCE&G”), a utility, has demanded arbitration, seeking  $36,000 in damages against CONSOL of Kentucky and CONSOL Energy Sales Company. SCE&G claims it suffered damages in obtaining cover coal to replace coal which was not delivered in 2008 under a coal sales agreement. The Company counterclaimed against SCE&G for  $9,400 for terminating coal shipments under the sales agreement which SCE&G had agreed could be made up in 2009. A hearing on the claims is scheduled for October 11, 2010. The named CONSOL Energy defendants deny all liability and intend to vigorously defend the action filed against them. However, if damages were awarded to SCE&G, the result may be material to the financial position, results of operations or cash flows of CONSOL Energy.

In 2009, a fish kill occurred in Dunkard Creek, which is a creek with segments in both Pennsylvania and West Virginia. The fish kill was caused by the growth of golden algae in the creek, which appears to be an invasive species. Our subsidiary, CCC, discharges treated mine water into Dunkard Creek from its Blacksville No. 2 Mine and from its Loveridge Mine. The discharges have levels of chlorides that cause Dunkard Creek to exceed West Virginia in-stream water quality standards. Prior to the fish kill and continuing thereafter, CCC was subject to an Agreed Order with the West Virginia Department of Environmental Protection (“WVDEP”) that sets forth a schedule for compliance with these in-stream chloride limits. On December 18, 2009, the West Virginia Department of Environmental Protection issued a unilateral Order that imposes additional conditions on CCC’s discharges into Dunkard Creek and requires CCC to develop a plan for long-term treatment of those and other high-chloride discharges. The Dunkard Creek fish kill is being investigated by several agencies, including the West Virginia Department of Environmental Protection, the West Virginia Department of Natural Resources, the Pennsylvania Department of Environmental Protection, and the Pennsylvania Fish and Boat Commission. The U.S. Environmental Protection Agency is also involved. We are cooperating with these investigations. We do not believe that there is a connection between the fish kill and our discharge of water into Dunkard Creek, but the investigation of the matter is continuing. Pursuant to the December 18, 2009 WVDEP Unilateral Order, CCC submitted a plan and schedule to WVDEP which provides for construction of a centralized advanced technology mine water treatment plant by May 31, 2013 to achieve compliance with chloride effluent limits and in-stream chloride water quality standards. The cost of the treatment plant may reach or exceed  $100,000. Additionally, CCC is currently negotiating a joint Consent Decree with EPA and the WVDEP that is likely to include the compliance plan and schedule that was submitted to WVDEP. The Consent Decree is also likely to include civil penalties to settle alleged past violations related to chlorides without an admission of liability. The parties have not yet discussed the amount of a civil penalty. The Consent Decree will provide CCC with a schedule for orderly construction of the advanced water treatment plant and related facilities. If we are required to comply with in-stream chloride limits on an accelerated basis or if we enter into a Consent Decree that includes a civil penalty, it is reasonably possible that the liabilities or costs that could be incurred by CONSOL Energy in the future with respect to these matters may be material to the financial position, results of operations, or cash flows of CONSOL Energy.

CONSOL Energy has been named as a defendant in five putative class actions brought by alleged shareholders of CNX Gas challenging the proposed tender offer by CONSOL Energy to acquire all of the shares of CNX Gas common stock that CONSOL Energy does not already own. The cases are: Schurr v. CONSOL Energy and others (No. 2010-2333), filed in the Court of Common Pleas of Washington County, Pennsylvania on March 29, 2010; Gummel v. CONSOL Energy (No. 5377-VCL), filed March 29, 2010 in the Delaware Court of Chancery; Polen v. CONSOL Energy and others (No. 2010-2626), filed in the Court of Common Pleas of Washington County, Pennsylvania on April 12, 2010; Gaines v. CONSOL Energy and others (No. 5378), filed March 30, 2010 in the Delaware Court of Chancery; and Hurwitz v. CONSOL Energy and others (NO. 5405), filed in the Delaware Court of Chancery on April 13, 2010. Other than the Gummel case, the suits also name CNX Gas and certain officers and directors of CONSOL Energy and CNX Gas as defendants. All five actions generally allege that CONSOL Energy has breached and/or has aided and abetted in the breach of fiduciary duties purportedly owed to CNX Gas public shareholders. Among other things, the actions seek a permanent injunction against or rescission of the proposed tender offer, damages, and attorneys’ fees and expenses. CONSOL Energy believes that these actions are without merit and intends to defend them vigorously. We cannot predict the ultimate outcome of this litigation; however, if damages were awarded to plaintiffs, the result may be material to the financial position, results of operations or cash flows of CONSOL Energy.

As a result of market conditions, permitting issues, new regulatory requirements and resulting changes in mining plans, the reclamation liability associated with the Fola mining operations in West Virginia is expected to increase. Our initial belief is that as a result of the changes in mine plans and because mining in some areas is anticipated to be curtailed earlier than originally anticipated, the quantity of material required to reclaim the operation in its present state will be increased. As of this time, no detailed reclamation plan has been developed and the definitive costs associated with the increased reclamation are not available, however, our initial estimates indicate the reclamation liability could equal or exceed  $25,000. As a result,  $25,000 of expense was recognized in the three months ended March 31, 2010. Detailed reclamation plans and mining plans are being developed to determine the impacts of these revised plans on the associate reclamation liability. It is reasonably possible that the liabilities or costs that could be incurred by CONSOL Energy in the future with respect to Fola reclamation may be material to the financial position, results of operations, or cash flows of CONSOL Energy.

On February 14, 2007, GeoMet, Inc. and certain of its affiliates filed a lawsuit against CONSOL Energy and certain of its affiliates, including CNX Gas Company LLC, in the Circuit Court for the County of Tazewell, Virginia. The lawsuit alleges, among other things, that the defendants have violated the Virginia Antitrust Act in their dealings with GeoMet in southwest Virginia. The complaint, as amended, seeks injunctive relief, compensatory damages of  $385,600 and treble damages. CNX Gas continues to believe this lawsuit to be without merit and intends to vigorously defend it. In April 2010, CNX Gas and GeoMet entered into an agreement involving the exchange of less than 800 acres of coalbed methane rights in Virginia and the grant by Consolidation Coal Company to GeoMet of consent to stimulate the coal seam on certain of GeoMet’s drilling units in Virginia. This litigation was settled as part of that transaction. CNX Gas did not pay any amount to GeoMet in connection with the settlement of this litigation.

On January 7, 2009, CNX Gas received a civil investigative demand for information and documents from the Attorney General of the Commonwealth of Virginia regarding the company’s exploration, production, transportation and sale of coalbed methane gas in Virginia. According to the request, the Attorney General is investigating whether the company may have violated the Virginia Antitrust Act. The request for information does not constitute the commencement of legal proceedings and does not make any specific allegations against the company. CNX Gas does not believe that it has violated the Virginia Antitrust Act and the company is cooperating with the Attorney General’s investigation.

The Company is a party to a case filed in 2007 captioned Earl Kennedy (and others) v. CNX Gas and CONSOL Energy in the Court of Common Pleas of Greene County, Pennsylvania. The lawsuit alleges that CNX Gas and CONSOL Energy trespassed and converted gas and other minerals allegedly belonging to the plaintiffs in connection with wells drilled by CNX Gas. The complaint, as amended, seeks injunctive relief, including having CNX Gas be removed from the property, and compensatory damages of  $20,000. The suit also sought to overturn existing law as to the ownership of coalbed methane in Pennsylvania, but that claim was dismissed by the court; the plaintiffs are seeking to appeal that dismissal. CNX Gas believes this lawsuit to be without merit and intends to vigorously defend it. We cannot predict the ultimate outcome of this litigation; however, it is reasonably possible that the ultimate liabilities in the future with respect to these lawsuits and claims may be material to the financial position, results of operations, or cash flows of CONSOL Energy.

In April 2005, Buchanan County, Virginia (through its Board of Supervisors and Commissioner of Revenue) filed a lawsuit against CNX Gas Company LLC in the Circuit Court of the County of Buchanan for the year 2002; the county has since filed and served three substantially similar cases for years 2003, 2004 and 2005. These cases have been consolidated. The complaint alleges that CNX Gas’ calculation of the license tax on the basis of the wellhead value (sales price less post production costs) rather than the sales price is improper. For the period from 1999 through mid 2002, CNX Gas paid the tax on the basis of the sales price, but we have filed a claim for a refund for these years. Since 2002, we have continued to pay Buchanan County taxes based on our method of calculating the taxes. This matter was settled on February 2, 2010. Under the terms of the settlement, among other things, CNX Gas agreed to pay an amount to Buchanan County, the present value of which was previously accrued for this matter, and Buchanan County agreed to certain deductions for post-production costs in the calculation of the license tax for periods after January 1, 2010, which will reduce our costs in the future.

At March 31, 2010, CONSOL Energy has provided the following financial guarantees, unconditional purchase obligations and letters of credit to certain third parties, as described by major category in the following table. These amounts represent the maximum potential total of future payments that we could be required to make under these instruments. These amounts have not been reduced for potential recoveries under recourse or collateralization provisions. Generally, recoveries under reclamation bonds would be limited to the extent of the work performed at the time of the default. No amounts related to these financial guarantees and letters of credits are recorded as liabilities on the financial statements. CONSOL Energy management believes that these guarantees will expire without being funded, and therefore the commitments will not have a material adverse effect on financial condition.

	Amount of Commitment Expiration Per Period
	Total Amounts Committed	Less Than 1 Year	1-3 Years	3-5 Years	Beyond 5 Years
Letters of Credit:
Employee-Related	$192,789	$128,292	$64,497	$—	$—
Environmental	57,842	35,895	21,947	—	—
Gas	14,913	14,913	—	—	—
Other	11,765	11,601	164	—	—

Total Letters of Credit	277,309	190,701	86,608	—	—

Surety Bonds:
Employee-Related	193,251	174,251	19,000	—	—
Environmental	363,082	349,602	13,480	—	—
Gas	4,456	4,392	64	—	—
Other	9,774	9,761	13	—	—

Total Surety Bonds	570,563	538,006	32,557	—	—

Guarantees:
Coal	87,677	62,029	19,648	1,000	5,000
Gas	53,085	27,448	22,537	—	3,100
Other	266,323	44,100	69,757	44,096	108,370

Total Guarantees	407,085	133,577	111,942	45,096	116,470

Total Commitments	$1,254,957	$862,284	$231,107	$45,096	$116,470

Employee-related financial guarantees have primarily been provided to support the United Mine Workers’ of America’s 1992 Benefit Plan and various state workers’ compensation self-insurance programs. Environmental financial guarantees have primarily been provided to support various performance bonds related to reclamation and other environmental issues. Gas financial guarantees have primarily been provided to support various performance bonds related to land usage and restorative issues. Other guarantees have been provided to support insurance policies, legal matters related to the full and timely payments to lessors of mining equipment, and various other items necessary in the normal course of business.

CONSOL Energy and CNX Gas enter into long-term unconditional purchase obligations to procure major equipment purchases, natural gas firm transportation, gas drilling services and other operating goods and services. These purchase obligations are not recorded on the Consolidated Balance Sheet. As of March 31, 2010, the purchase obligations for each of the next five years and beyond were as follows:

Obligations Due	Amount
Less than 1 year	$59,490
1-3 years	74,887
3-5 years	62,240
More than 5 years	333,337

Total Purchase Obligations	$529,954

Costs related to major equipment purchases under these purchase obligations were  $18,205 and  $63,383 for the three months ended March 31, 2010 and 2009, respectively. Firm transportation expense under these purchase obligations was  $6,695 and  $4,586 for the three months ended March 31, 2010 and 2009, respectively. Expenses related to gas drilling purchase obligations were  $605 and  $0 for the three months ended March 31, 2010 and 2009, respectively. Expenses related to other operating goods and services under these purchase obligations was  $30 and  $30 for the three months ended March 31, 2010 and 2009.

DERIVATIVE INSTRUMENTS:	3 Months Ended
Mar. 31, 2010
DERIVATIVE INSTRUMENTS:

NOTE 11—DERIVATIVE INSTRUMENTS:

CONSOL Energy enters into financial derivative instruments to manage our exposure to commodity price volatility. We measure each derivative instrument at fair value and record it on the balance sheet as either an asset or liability. Changes in the fair value of the derivatives are recorded currently in earnings unless special hedge accounting criteria are met. For derivatives designated as fair value hedges, the changes in fair value of both the derivative instrument and the hedged item are recorded in earnings. For derivatives designated as cash flow hedges, the effective portions of changes in fair value of the derivative are reported in Other Comprehensive Income or Loss (OCI) and reclassified into earnings in the same period or periods which the forecasted transaction affects earnings. The ineffective portions of hedges are recognized in earnings in the current year. CONSOL Energy currently utilizes only cash flow hedges that are considered highly effective.

CONSOL Energy formally assesses both at inception of the hedge and on an ongoing basis, whether each derivative is highly effective in offsetting changes in the fair values or the cash flows of the hedged item. If it is determined that a derivative is not highly effective as a hedge or if a derivative ceases to be a highly effective hedge, CONSOL Energy will discontinue hedge accounting prospectively.

CONSOL Energy is exposed to credit risk in the event of nonperformance by counterparties. The creditworthiness of counterparties is subject to continuing review. All of the counterparties to CONSOL Energy’s natural gas derivative instruments also participate in CONSOL Energy’s revolving credit facility. The Company has not experienced any issues of non-performance by derivative counterparties.

CONSOL Energy has entered into forward and option contracts on various commodities to manage the price risk associated with the forecasted revenues from those commodities. The objective of these hedges is to reduce the variability of the cash flows associated with the forecasted revenues from the underlying commodities.

As of March 31, 2010, the total notional amount of the Company’s outstanding natural gas forward contracts was 73.1 billion cubic feet. These forward contracts are forecasted to settle through December 31, 2012 and meet the criteria for cash flow hedge accounting. During the next year,  $75,816 of unrealized gain is expected to be reclassified from Other Comprehensive Income into earnings. No gains or losses have been reclassified into earnings as a result of the discontinuance of cash flow hedges.

As of March 31, 2010, CONSOL Energy did not have any outstanding coal sales options. For the quarter ended March 31, 2009, CONSOL Energy recognized in Other Income on the Consolidated Statement of Income, a gain of  $2,135 for the coal sales options which were not designated as hedging instruments.

The fair value of CONSOL Energy’s derivative instruments at March 31, 2010 is as follows:

	Derivatives As of March 31, 2010
	Balance Sheet Location	Fair Value
Derivative designated as hedging instruments
Natural Gas Price Swaps	Prepaid Expense	$124,811
Natural Gas Price Swaps	Other Assets	44,200

Total derivatives designated as hedging instruments		$169,011

The effect of derivative instruments on the Consolidated Statement of Income for the three months ended March 31, 2010 is as follows:

Derivative in Cash Flow Hedging Relationship	Amount of Gain Recognized in OCI on Derivative 2010	Location of Gain Reclassified from Accumulated OCI into Income	Amount of Gain Reclassified from Accumulated OCI into Income 2010	Location of (Loss) Recognized in Income on Derivative	Amount of (Loss) Recognized in Income on Derivative 2010
Natural Gas Price Swaps	$74,708	Outside Sales	$43,399	Outside Sales	$(142)

Total	$74,708		$43,399		$(142)

The fair value of CONSOL Energy’s derivative instruments at December 31, 2009 is as follows:

	Derivatives As of December 31, 2009
	Balance Sheet Location	Fair Value
Derivative designated as hedging instruments
Natural Gas Price Swaps	Prepaid Expense	$99,265
Natural Gas Price Swaps	Other Assets	18,218

Total derivatives designated as hedging instruments		$117,483

The effect of derivative instruments on the Consolidated Statement of Income for the three months ended March 31, 2009 is as follows:

Derivative in Cash Flow Hedging Relationship	Amount of Gain Recognized in OCI on Derivative 2009	Location of Gain Reclassified from Accumulated OCI into Income	Amount of Gain Reclassified from Accumulated OCI into Income 2009	Location of (Loss) Recognized in Income on Derivative	Amount of (Loss) Recognized in Income on Derivative 2009
Natural Gas Price Swaps	$78,948	Outside Sales	$50,618	Outside Sales	$(375)

Total	$78,948		$50,618		$(375)

Derivatives not Designated as Hedging Instruments	Location of Gain Recognized in Income on Derivative	Amount of Gain Recognized in Income on Derivative 2009

Coal Sales Options	Other Income	$2,135

Total		$2,135

OTHER COMPREHENSIVE LOSS:	3 Months Ended
Mar. 31, 2010
OTHER COMPREHENSIVE LOSS:

NOTE 12—OTHER COMPREHENSIVE LOSS:

Total comprehensive income (loss), net of tax, for the three months ended March 31, 2010 was as follows:

	Treasury Rate Lock	Change in Fair Value of Cash Flow Hedges	Adjustments for Actuarially Determined Liabilities	Adjustments for Non- controlling Interest	Accumulated Other Comprehensive Loss
Balance at December 31, 2009	$180	$71,378	$(699,434)	$(12,628)	$(640,504)
Net increase in value of cash flow hedges	—	74,850	—	(12,500)	62,350
Reclassification of cash flow hedges from other comprehensive income to earnings	—	(43,399)	—	7,248	(36,151)
Current period change	(23)	—	4,793	(2)	4,768

Balance at March 31, 2010	$157	$102,829	$(694,641)	$(17,882)	$(609,537)

FAIR VALUES OF FINANCIAL INSTRUMENTS:	3 Months Ended
Mar. 31, 2010
FAIR VALUES OF FINANCIAL INSTRUMENTS:

NOTE 13—FAIR VALUES OF FINANCIAL INSTRUMENTS:

The financial instruments measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at March 31, 2010
Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Gas Cash Flow Hedges	$—	$169,011	$—

The following methods and assumptions were used to estimate the fair value for which the fair value option was not elected:

Cash and cash equivalents: The carrying amount reported in the balance sheets for cash and cash equivalents approximates its fair value due to the short-term maturity of these instruments.

Short-term notes payable: The carrying amount reported in the balance sheets for short-term notes payable approximates its fair value due to the short-term maturity of these instruments.

Long-term debt: The fair values of long-term debt are estimated using discounted cash flow analyses, based on current market rates for instruments with similar cash flows.

The carrying amounts and fair values of financial instruments for which the fair value option was not elected are as follows:

	March 31, 2010		December 31, 2009
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$1,879,007	$1,879,007	$65,607	$65,607
Short-term notes payable	$(566,150)	$(566,150)	$(472,850)	$(472,850)
Borrowings Under Securitization Facility	$(50,000)	$(50,000)	$(50,000)	$(50,000)
Long-term debt	$(401,318)	$(419,069)	$(402,753)	$(420,056)

Segment Information:	3 Months Ended
Mar. 31, 2010
Segment Information:

Note 14—Segment Information:

CONSOL Energy has two principal business units: Coal and Gas. The principal activities of the Coal unit are mining, preparation and marketing of steam coal, sold primarily to power generators, and metallurgical coal, sold to metal and coke producers. The Coal unit includes four reportable segments. These reportable segments are Steam, Low Volatile Metallurgical, High Volatile Metallurgical and Other Coal. Each of these reportable segments includes a number of operating segments (mines or type of coal sold). For the three months ended March 31, 2010, the Steam aggregated segment includes the following mines: Bailey, Blacksville #2, Buchanan steam, Emery, Enlow Fork, Fola Complex, Loveridge, McElroy, Miller Creek Complex, Robinson Run and Shoemaker. For the three months ended March 31, 2010, the Low Volatile Metallurgical aggregated segment includes the Buchanan mine. For the three months ended March 31, 2010, the High Volatile Metallurgical aggregated segment includes: Bailey, Enlow Fork and Emery coal sales. The Other Coal segment includes our purchased coal activities, idled mine cost, as well as various other activities assigned to the coal segment but not allocated to each individual mine. The principal activity of the Gas unit is to produce pipeline quality methane gas for sale primarily to gas wholesalers. The Gas unit includes four reportable segments. These reportable segments are Coalbed Methane, Marcellus Shale, Conventional and Other Gas. The Other Gas segment includes our purchased gas activities as well as various other activities assigned to the gas segment but not allocated to each individual well type. CONSOL Energy’s All Other segment includes terminal services, river and dock services, industrial supply services and other business activities, including rentals of buildings and flight operations. Intersegment sales have been recorded at amounts approximating market. Operating profit for each segment is based on sales less identifiable operating and non-operating expenses. Certain reclassifications of 2009 segment information have been made to conform to the 2010 presentation, which includes the addition of the Gas operating segments.

Industry segment results for three months ended March 31, 2010 are:

	Steam	Low Volatile Metallurgical	High Volatile Metallurgical	Other Coal	Total Coal	Coalbed Methane	Marcellus Shale	Conventional Gas	Other Gas	Total Gas	All Other	Corporate, Adjustments & Eliminations	Consolidated

Sales - outside	$716,723	$126,457	$57,367	$23,063	$923,610	$161,043	$7,983	$2,572	$1,549	$173,147	$72,757	$—	$1,169,514
Sales - Purchased Gas	—	—	—	—	—	—	—	—	3,016	3,016	—	—	3,016
Sales - Gas Royalty Interests	—	—	—	—	—	—	—	—	14,339	14,339	—	—	14,339
Freight - outside	—	—	—	31,200	31,200	—	—	—	—	—	—	—	31,200
Intersegment transfers	—	—	—	—	—	—	—	—	866	866	43,604	(44,470)	—

Total Sales and Freight	$716,723	$126,457	$57,367	$54,263	$954,810	$161,043	$7,983	$2,572	$19,770	$191,368	$116,361	$(44,470)	$1,218,069

Earnings (Loss) Before Income Taxes	$169,034	$48,586	$30,255	$(132,824)	$115,051	$81,027	$2,082	$35	$(9,459)	$73,685	$1,408	$(47,976)	$142,168	(A)

Segment assets					$4,948,660					$2,264,026	$310,551	$2,351,327	$9,874,564	(B)

Depreciation, depletion andamortization					$82,324					$32,092	$4,770	$—	$119,186

Capital expenditures					$199,325					$65,314	$705	$—	$265,344

(A)	Includes equity in earnings (loss) of unconsolidated affiliates of $2,430, ( $517) and $1,960 for Coal, Gas and All Other, respectively.
(B)	Includes investments in unconsolidated equity affiliates of $15,648, $24,074 and $48,134 for Coal, Gas and All Other, respectively.

Industry segment results for three months ended March 31, 2009 are:

	Steam	Low Volatile Metallurgical	High Volatile Metallurgical	Other Coal	Total Coal	Coalbed Methane	Marcellus Shale	Conventional Gas	Other Gas	Total Gas	All Other	Corporate, Adjustments & Eliminations	Consolidated
Sales - outside	$835,063	$69,543	$—	$13,630	$918,236	$158,218	$1,595	$1,645	$449	$161,907	$70,101	$—	$1,150,244
Sales - Purchased Gas	—	—	—	—	—	—	—	—	1,465	1,465	—	—	1,465
Sales - Gas Royalty Interests	—	—	—	—	—	—	—	—	12,632	12,632	—	—	12,632
Freight - outside	—	—	—	30,916	30,916	—	—	—	—	—	—	—	30,916
Intersegment transfers	—	—	—	—	—	—	—	—	435	435	37,519	(37,954)	—

Total Sales and Freight	$835,063	$69,543	$—	$44,546	$949,152	$158,218	$1,595	$1,645	$14,981	$176,439	$107,620	$(37,954)	$1,195,257

Earnings (Loss) Before Income Taxes	$267,308	$23,411	$—	$(92,073)	$198,646	$89,966	$444	$(262)	$(718)	$89,430	$7,946	$(11,316)	$284,706	(C)

Segment assets					$4,603,165					$2,203,067	$334,027	$432,028	$7,572,287	(D)

Depreciation, depletion and amortization					$78,205					$22,819	$5,195	$—	$106,219

Capital expenditures					$160,935					$133,550	$5,075	$—	$299,560

(C)	Includes equity in earnings (loss) of unconsolidated affiliates of $1,428, $262 and $1,671 for Coal, Gas and All Other, respectively.
(D)	Includes investments in unconsolidated equity affiliates of $10,093, $25,466 and $40,078 for Coal, Gas and All Other, respectively. Also, included in the Coal segment is $59,354 of receivables related to the Emergency Economic Stabilization Act of 2008.

Reconciliation of Segment Information to Consolidated Amounts:

Earnings Before Income Taxes:

	For the Three Months Ended March 31,
	2010	2009
Segment Earnings Before Income Taxes for total reportable business segments	$188,736	$288,076
Segment Earnings Before Income Taxes for all other businesses	1,408	7,946
Interest income (expense), net and other non-operating activity (E)	(1,541)	(8,432)
Acquisition and Financing Fees (E)	(46,563)	—
Operating lease cease-use	128	—
Corporate Restructuring (E)	—	(2,884)

Earnings Before Income Taxes	$142,168	$284,706

Total Assets:

	March 31,
	2010	2009
Segment assets for total reportable business segments	$7,212,686	$6,806,232
Segment assets for all other businesses	310,551	334,027
Items excluded from segment assets:
Cash and other investments (E)	1,878,464	71,680
Deferred tax assets	472,261	359,401
Bond issuance costs	602	947

Total Consolidated Assets	$9,874,564	$7,572,287

(E)	Excludes amounts specifically related to the gas segment.

GUARANTOR SUBSIDIARIES FINANCIAL INFORMATION:	3 Months Ended
Mar. 31, 2010
GUARANTOR SUBSIDIARIES FINANCIAL INFORMATION:

NOTE 15—GUARANTOR SUBSIDIARIES FINANCIAL INFORMATION:

The payment obligations under the  $250,000, 7.875% per annum notes due March 1, 2012 issued by CONSOL Energy are jointly and severally, and also fully and unconditionally guaranteed by several subsidiaries of CONSOL Energy. In accordance with positions established by the Securities and Exchange Commission (“SEC”), the following financial information sets forth separate financial information with respect to the parent, CNX Gas, an 83.3% owned guarantor subsidiary, the remaining guarantor subsidiaries and the non-guarantor subsidiaries. CNX Gas is presented in a separate column in accordance with SEC Regulation S-X Rule 3-10. CNX Gas Corporation is a reporting company under Section 12(b) of the Securities Exchange Act of 1933, and as such, CNX Gas Corporation files its own financial statements with the Securities and Exchange Commission and those financial statements, when filed, are publicly available on Edgar. The principal elimination entries include investments in subsidiaries and certain intercompany balances and transactions. CONSOL Energy, the parent, and a guarantor subsidiary manage several assets and liabilities of all other 100% owned subsidiaries. These include, for example, deferred tax assets, cash and other post-employment liabilities. These assets and liabilities are reflected as parent company or guarantor company amounts for purposes of this presentation.

Income Statement for the three months ended March 31, 2010:

	Parent Issuer	CNX Gas Guarantor	Other Subsidiary Guarantors	Non- Guarantors	Elimination	Consolidated
Sales—Outside	$—	$174,013	$946,077	$50,456	$(1,032)	$1,169,514
Sales—Purchased Gas	—	3,016	—	—	—	3,016
Sales—Gas Royalty Interests	—	14,339	—	—	—	14,339
Freight—Outside	—	—	31,200	—	—	31,200
Other Income (including equity earnings)	193,898	896	8,035	6,308	(187,146)	21,991

Total Revenue and Other Income	193,898	192,264	985,312	56,764	(188,178)	1,240,060
Cost of Goods Sold and Other Operating Charges	19,608	41,979	636,152	3,407	65,716	766,862
Purchased Gas Costs	—	2,308	—	—	—	2,308
Acquisition and Financing Fees	46,563	—	—	—	—	46,563
Gas Royalty Interests Costs	—	12,214	—	—	(17)	12,197
Related Party Activity	(1,983)	—	(1,982)	44,517	(40,552)	—
Freight Expense	—	—	31,200	—	—	31,200
Selling, General and Administrative Expense	—	23,575	28,095	287	(21,827)	30,130
Depreciation, Depletion and Amortization	3,404	32,092	83,011	679	—	119,186
Interest Expense	3,750	1,915	2,566	5	(91)	8,145
Taxes Other Than Income	2,539	4,781	73,214	767	—	81,301

Total Costs	73,881	118,864	852,256	49,662	3,229	1,097,892

Earnings (Loss) Before Income Taxes	120,017	73,400	133,056	7,102	(191,407)	142,168
Income Tax Expense (Benefit)	(26,816)	27,967	30,795	2,340	—	34,286

Net Income	146,833	45,433	102,261	4,762	(191,407)	107,882
Less: Net Income Attributable to Noncontrolling Interest	—	194	(194)	—	(7,613)	(7,613)

Net Income Attributable to CONSOL Energy Inc. Shareholders	$146,833	$45,627	$102,067	$4,762	$(199,020)	$100,269

Balance Sheet at March 31, 2010:

	Parent Issuer	CNX Gas Guarantor	Other Subsidiary Guarantors	Non- Guarantors	Elimination	Consolidated
Assets:
Current Assets:
Cash and Cash Equivalents	$1,844,382	$1,093	$32,084	$1,448	$—	$1,879,007
Accounts and Notes Receivable:
Trade	—	46,749	37	426,570	—	473,356
Securitized	50,000	—	—	—	—	50,000
Other	1,921	579	5,265	5,376	—	13,141
Inventories	1	—	284,366	43,076	—	327,443
Deferred Income Taxes	108,795	(44,895)	—	—	—	63,900
Prepaid Expenses	21,127	129,355	33,778	1,641	—	185,901

Total Current Assets	2,026,226	132,881	355,530	478,111	—	2,992,748
Property, Plant and Equipment:
Property, Plant and Equipment	160,759	2,480,394	8,077,949	25,142	—	10,744,244
Less-Accumulated Depreciation, Depletion and Amortization	86,198	466,390	3,965,725	16,877	—	4,535,190

Property, Plant and Equipment-Net	74,561	2,014,004	4,112,224	8,265	—	6,209,054
Other Assets:
Deferred Income Taxes	764,897	(356,536)	—	—	—	408,361
Investment in Affiliates	4,614,662	24,074	708,118	4,838	(5,263,836)	87,856
Other	74,723	48,131	42,280	11,411	—	176,545

Total Other Assets	5,454,282	(284,331)	750,398	16,249	(5,263,836)	672,762

Total Assets	$7,555,069	$1,862,554	$5,218,152	$502,625	$(5,263,836)	$9,874,564

Liabilities and Stockholders’ Equity:
Current Liabilities:
Accounts Payable	$99,750	$63,724	$124,966	$16,870	$—	$305,310
Accounts Payable (Recoverable)- Related Parties	1,914,489	2,725	(2,306,002)	388,788	—	—
Short-Term Notes Payable	517,000	49,150	—	—	—	566,150
Current Portion Long-Term Debt	552	8,756	35,923	459	—	45,690
Accrued Income Taxes	42,082	20,157	(20,157)	—	—	42,082
Borrowings under Securitization Facility	50,000	—	—	—	—	50,000
Other Accrued Liabilities	687,957	24,159	(110,308)	7,717	—	609,525

Total Current Liabilities	3,311,830	168,671	(2,275,578)	413,834	—	1,618,757
Long-Term Debt:	250,322	63,609	106,003	654	—	420,588
Deferred Credits and Other Liabilities
Postretirement Benefits Other Than Pensions	—	3,699	2,681,128	—	—	2,684,827
Pneumoconiosis	—	—	186,310	—	—	186,310
Mine Closing	—	—	388,597	—	—	388,597
Gas Well Closing	—	8,341	72,839	—	—	81,180
Workers’ Compensation	—	—	154,602	11	—	154,613
Salary Retirement	176,959	—	—	(6)	—	176,953
Reclamation	(3,412)	—	49,475	—	—	46,063
Other	85,705	31,958	12,104	5	—	129,772

Total Deferred Credits and Other Liabilities	259,252	43,998	3,545,055	10	—	3,848,315
Total Consol Energy Inc. Stockholders’ Equity	3,733,665	1,590,525	3,838,423	88,127	(5,516,158)	3,734,582
Noncontrolling Interest	—	(4,249)	4,249	—	252,322	252,322

Total Liabilities and Stockholders’ Equity	$7,555,069	$1,862,554	$5,218,152	$502,625	$(5,263,836)	$9,874,564

Income Statement for the three months ended March 31, 2009:

	Parent Issuer	CNX Gas Guarantor	Other Subsidiary Guarantors	Non- Guarantors	Elimination	Consolidated
Sales—Outside	$—	$162,340	$938,424	$50,480	$(1,000)	$1,150,244
Sales—Purchased Gas	—	1,465	—	—	—	1,465
Sales—Gas Royalty Interests	—	12,632	—	—	—	12,632
Freight—Outside	—	—	30,916	—	—	30,916
Other Income (including equity earnings)	214,359	1,947	12,744	5,962	(211,518)	23,494

Total Revenue and Other Income	214,359	178,384	982,084	56,442	(212,518)	1,218,751
Cost of Goods Sold and Other Operating Charges	18,496	33,675	529,734	47,842	37,875	667,622
Purchased Gas Costs	—	1,530	—	—	—	1,530
Gas Royalty Interests Costs	—	10,601	—	—	(10)	10,591
Related Party Activity	547	—	28,158	428	(29,133)	—
Freight Expense	—	—	30,916	—	—	30,916
Selling, General and Administrative Expense	—	16,188	14,303	325	—	30,816
Depreciation, Depletion and Amortization	3,343	22,819	81,250	661	(1,854)	106,219
Interest Expense	3,825	1,957	2,812	4	(86)	8,512
Taxes Other Than Income	1,880	2,533	72,777	649	—	77,839

Total Costs	28,091	89,303	759,950	49,909	6,792	934,045

Earnings (Loss) Before Income Taxes	186,268	89,081	222,134	6,533	(219,310)	284,706
Income Tax Expense (Benefit)	(9,551)	34,440	52,374	2,472	—	79,735

Net Income	195,819	54,641	169,760	4,061	(219,310)	204,971
Less: Net Income Attributable to Noncontrolling Interest	—	263	(263)	—	(9,152)	(9,152)

Net Income Attributable to CONSOL Energy Inc. Shareholders	$195,819	$54,904	$169,497	$4,061	$(228,462)	$195,819

Balance Sheet at December 31, 2009:

	Parent Issuer	CNX Gas Guarantor	Subsidiary Guarantors	Non- Guarantors	Elimination	Consolidated
Assets:
Current Assets:
Cash and Cash Equivalents	$59,549	$1,124	$3,764	$1,170	$—	$65,607
Accounts and Notes Receivable:
Trade	—	43,421	113	273,926	—	317,460
Securitized	50,000	—	—	—	—	50,000
Other	4,781	975	3,281	6,946	—	15,983
Inventories	—	—	262,755	44,842	—	307,597
Deferred Income Taxes	108,254	(34,871)	—	—	—	73,383
Prepaid Expenses	18,979	103,094	36,767	2,166	—	161,006

Total Current Assets	241,563	113,743	306,680	329,050	—	991,036
Property, Plant and Equipment:
Property, Plant and Equipment	162,145	2,409,751	8,082,159	27,900	—	10,681,955
Less-Accumulated Depreciation, Depletion and Amortization	82,733	433,201	4,022,295	19,436	—	4,557,665

Property, Plant and Equipment-Net	79,412	1,976,550	4,059,864	8,464	—	6,124,290
Other Assets:
Deferred Income Taxes	759,790	(334,493)	—	—	—	425,297
Investment in Affiliates	4,399,823	24,591	797,269	3,921	(5,142,071)	83,533
Other	84,736	21,627	33,216	11,666	—	151,245

Total Other Assets	5,244,349	(288,275)	830,485	15,587	(5,142,071)	660,075

Total Assets	$5,565,324	$1,802,018	$5,197,029	$353,101	$(5,142,071)	$7,775,401

Liabilities and Stockholders’ Equity:
Current Liabilities:
Accounts Payable	$93,876	$53,516	$114,872	$7,296	$—	$269,560
Accounts Payable (Recoverable)—Related Parties	2,117,616	5,171	(2,378,119)	255,332	—	—
Short-Term Notes Payable	415,000	57,850	—	—	—	472,850
Current Portion Long-Term Debt	501	8,616	35,853	424	—	45,394
Accrued Income Taxes	27,944	31,765	(31,765)	—	—	27,944
Borrowings under Securitization Facility	50,000	—	—	—	—	50,000
Other Accrued Liabilities	546,066	25,455	34,569	6,748	—	612,838

Total Current Liabilities	3,251,003	182,373	(2,224,590)	269,800	—	1,478,586
Long-Term Debt:	250,255	65,690	106,369	594	—	422,908
Deferred Credits and Other Liabilities
Postretirement Benefits Other Than Pensions	—	3,642	2,675,704	—	—	2,679,346
Pneumoconiosis	—	—	184,965	—	—	184,965
Mine Closing	—	—	397,320	—	—	397,320
Gas Well Closing	—	8,312	77,680	—	—	85,992
Workers’ Compensation	—	—	152,486	—	—	152,486
Salary Retirement	189,697	—	—	—	—	189,697
Reclamation	—	—	27,105	—	—	27,105
Other	88,821	35,101	8,595	—	—	132,517

Total Deferred Credits and Other Liabilities	278,518	47,055	3,523,855	—	—	3,849,428
Total Consol Energy Inc. Stockholders’ Equity	1,785,548	1,511,270	3,787,025	82,707	(5,381,002)	1,785,548
Noncontrolling Interest	—	(4,370)	4,370	—	238,931	238,931

Total Liabilities and Stockholders’ Equity	$5,565,324	$1,802,018	$5,197,029	$353,101	$(5,142,071)	$7,775,401

Cash Flow for the Three Months Ended March 31, 2010:

	Parent	CNX Gas	Guarantor	Non-Guarantor	Elimination	Consolidated
Net Cash Provided by Operating Activities	$(132,146)	$75,203	$230,644	$409	$—	$174,110

Cash Flows from Investing Activities:
Capital Expenditures	$—	$(65,314)	$(200,030)	$—	$—	$(265,344)
Investment in Equity Affiliates	—	—	(450)	—	—	(450)
Other Investing Activities	—	8	144	—	—	152

Net Cash Used in Investing Activities	$—	$(65,306)	$(200,336)	$—	$—	$(265,642)

Cash Flows from Financial Activities:
Dividends Paid	$(18,116)	$—	$—	$—	$—	$(18,116)
Proceeds from Short Term Borrowing	102,000	(8,700)	—	—	—	93,300
Proceeds from the Issuance of Common Stock	1,828,862	—	—	—	—	1,828,862
Other Financing Activities	4,233	(1,228)	(1,988)	(131)	—	886

Net Cash Provided by Financing Activities	$1,916,979	$(9,928)	$(1,988)	$(131)	$—	$1,904,932

Cash Flow for the Three Months Ended March 31, 2009:

	Parent	CNX Gas	Guarantor	Non-Guarantor	Elimination	Consolidated
Net Cash Provided by Operating Activities	$(2,583)	$126,437	$126,122	$(196)	$—	$249,780

Cash Flows from Investing Activities:
Capital Expenditures	$(29)	$(133,550)	$(165,981)	$—	$—	$(299,560)
Investment in Equity Affiliates	—	—	720	—	—	720
Other Investing Activities	—	—	43,827	—	—	43,827

Net Cash Used in Investing Activities	$(29)	$(133,550)	$(121,434)	$—	$—	$(255,013)

Cash Flows from Financial Activities:
Dividends Paid	$(18,060)	$—	$—	$—	$—	$(18,060)
Proceeds from Short Term Borrowing	(45,000)	7,700	—	—	—	(37,300)
Other Financing Activities	137	(2,267)	(4,111)	(123)	—	(6,364)

Net Cash Used in Financing Activities	$(62,923)	$5,433	$(4,111)	$(123)	$—	$(61,724)

RECENT ACCOUNTING PRONOUNCEMENTS:	3 Months Ended
Mar. 31, 2010
RECENT ACCOUNTING PRONOUNCEMENTS:

NOTE 16—RECENT ACCOUNTING PRONOUNCEMENTS:

In January 2010, the Financial Accounting Standards Board issued an update to the Fair Value Measurement and Disclosure Topic of the FASB Accounting Standards Codification which is intended to provide additional application guidance and enhance disclosures regarding fair value measurements. This update also provides amendments that require new disclosures regarding transfers between levels of fair value measurements. This guidance did not have an impact on CONSOL Energy.

In June 2009, the FASB issued authoritative guidance on the consolidation of variable interest entities, which is effective for CONSOL beginning July 1, 2010. The new guidance requires revised evaluations of whether entities represent variable interest entities, ongoing assessments of control over such entities, and additional disclosures for variable interests. We believe adoption of this new guidance will not have a material impact on CONSOL’s financial statements.

SUBSEQUENT EVENTS:	3 Months Ended
Mar. 31, 2010
SUBSEQUENT EVENTS:

NOTE 17—SUBSEQUENT EVENTS:

On April 1, 2010, CONSOL Energy closed the offering of  $1,500,000 of 8.00% senior notes which mature on April 1, 2017 and  $1,250,000 of 8.25% senior notes which mature on April 1, 2020. Interest on the notes will be payable semi-annually on April 1 and October 1 of each year, commencing on October 1, 2010. The notes are guaranteed by substantially all of our existing and future wholly owned domestic subsidiaries. Net proceeds received related to the issuance of the senior notes were  $2,698,273. The proceeds from this offering will be used to finance, in part, the Dominion Acquisition.

On April 23, 2010, CONSOL Energy amended the accounts receivable securitization facility to allow the Company to receive, on a revolving basis, up to  $200,000. Previously, the facility provided up to  $165,000 of short-term funding or letters of credit. The trade accounts receivable facility supports sales, on a continuous basis to financial institutions, of eligible trade accounts receivable. The facility was expanded to meet the future cash needs of the Company.

On April 28, 2010, CONSOL Energy commenced a tender offer to acquire all of the shares of CNX Gas common stock that it does not currently own at a cash price of  $38.25 per share. CONSOL Energy currently owns approximately 83.3% of the approximately 151 million shares of CNX Gas common stock outstanding. CONSOL Energy’s offer is subject to a number of conditions, including the condition, which cannot be waived, that there is tendered into the offer at least a majority of the outstanding CNX Gas shares not currently held by CONSOL Energy. Following the purchase by CONSOL Energy of shares of CNX Gas in the offer, CONSOL Energy intends to merge CNX Gas into a wholly owned subsidiary of CONSOL Energy, with CNX Gas surviving the merger as a wholly owned subsidiary of CONSOL Energy. As a result of the merger, each outstanding CNX Gas share will be converted into the right to receive  $38.25. CONSOL Energy anticipates financing the acquisition of CNX Gas shares by means of internally generated funds, borrowings under its credit facilities and/or proceeds from its recently closed offering of common stock. Previously, on March 21, 2010, CONSOL Energy announced that it had entered into an agreement with T. Rowe Price Associates, Inc., on behalf of its investment advisory clients owning approximately 9.5 million shares of CNX Gas common stock, or approximately 37% of the shares of CNX Gas that CONSOL Energy does not currently own. Under the agreement, CONSOL Energy agreed, subject to certain conditions, to commence this tender offer and T. Rowe Price agreed to tender these shares of CNX Gas common stock subject to the rights of certain clients with respect to those shares which are discretionary account shares.

On April 30, 2010, CONSOL Energy completed the Dominion Acquisition for a cash payment of  $3,475,000 which will be principally allocated to oil and gas properties, wells and well related equipment. The acquisition includes approximately 1 Tcfe of net proved reserves and 1.45 million acres of oil and gas rights within the Appalachian Basin. Included in the acreage holdings are approximately 500 thousand prospective net Marcellus Shale acres located predominantly in southwestern Pennsylvania and northern West Virginia. The acquisition enhances our position as a leading unconventional gas producer and as a leading producer of gas in Appalachia.

We have evaluated all subsequent events through the date the financial statements were issued. No additional material recognized or non-recognized subsequent events were identified.